Settlement and Asset Abandonment	12 Months Ended
Jan. 31, 2021
4. Settlement and Asset Abandonment

On February 13, 2020, the Company signed a Settlement Agreement and Release Agreement (“Settlement Agreement”) with two of its former employees in Pivot Naturals, LLC (“Pivot Naturals”) to settle the following legal matters:

•

A demand for arbitration filed by these former employees before the American Arbitration Association alleging claims for breach of the written employment contracts, fraud, illegal retaliation in violation of California’s whistleblower statute and tortious discharge in violation of public policy seeking, among other things, recovery of damages for breach of employment contracts, including recovery of severance amounts, damages for breach of alleged option rights, waiting time penalties, as well as other general and punitive damages on the tort claims; and

•	A suit filed in British Columbia by the Company against the former employees for declaratory relief and related matters concerning control and use of the Company’s assets.

Consideration for the Settlement Agreement included:

•

Assignment of Pivot Naturals to Goodbuzz Inc. as follows: 1) 80% of membership interest on the initial closing date (“Initial Closing Date”) (completed February 2020), and 2) 20% on a second closing date which is the earlier of April 30, 2020 and a date upon with certain conditions are met (“Second Closing Date”) (completed April 2020).

•

$264,660 (US$200,000) payment to be made as follows: 1) $165,413 (US$125,000) upon Initial Closing Date (completed in February 2020), and 2) $99,247 (US$75,000) upon Second Closing Date (completed in April 2020). A loss on settlement of legal claims of $264,660 has been recorded in the consolidated statement of comprehensive loss for the year ended January 31, 2020.

•	Payment of the monthly lease due on the lease at 3595 Cadillac Avenue in California, U.S.A. for the months of February, March and April 2020 (completed in February 2020).

Together with the assignment of Pivot Naturals, the Company assigned its right-of-use (“ROU”) asset related to its lease at 3595 Cadillac Avenue, which had been impaired at January 31, 2020, and extinguished accounts payable and accrued liabilities and obligations related to this lease. The following gain on abandonment of assets has been included in the consolidated statement of comprehensive loss for the year ended January 31, 2021:

Year Ended	January 31, 2021 $	January 31, 2020 $

Cash	(347)	–
Right-of-use asset	–	(1,276,779)
Other assets	–	(26,499)
Accounts payable and accrued liabilities	22,391	–
Lease liability	1,459,785	–

Gain (loss) on abandonment of assets	1,481,829	(1,303,278)

The Company evaluated the assignment of Pivot Naturals in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, and determined that it did not meet the definition of discontinued operations.